Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value

Below is a summary of assets, including cash, cash equivalents and marketable securities, measured at fair value as of December 31, 2019 and 2018 (in thousands):

		Fair Value Measurements Using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash	$1,870	$1,870	$—	$—
Money market funds	18,833	18,833	—	—
Total	$20,703	$20,703	$—	$—

		Fair Value Measurements Using
	December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash	$2,072	$2,072	$—	$—
Money market funds	8,000	8,000	—	—
Corporate debt securities	30,620	—	30,620	—
Total	$40,692	$10,072	$30,620	$—